Montgomery, McCracken, Walker & Rhoads, llp

attorneys at law

Don E. Felice	123 South Broad Street	Direct Dial
Admitted in Pennsylvania, New Jersey	Avenue of the Arts	(215) 772-7385
Philadelphia, PA 19109-1029
	215-772-1500	dfelice@mmwr.com
Fax 215-772-7620

November 1, 2010

Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Judiciary Plaza

Washington, D.C.  20549

Re:	INDUSTRY LEADERS FUND (“Registrant”)
Post-Effective Amendment No. 24
File No. 333-62893
File No. 811-08989

Ladies & Gentlemen:

On behalf of the above-referenced Registrant, please find enclosed herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 24 for the Registrant.  The purpose of this filing is to update certain financial information contained in the filing and to respond to certain comments from the Securities and Exchange Commission staff.

As required under Rule 485(b), and as counsel for Registrant, the undersigned represents that the enclosed Post-Effective Amendment No. 24 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act of 1933.

Very truly yours,

Don E. Felice

cc: Gerald P. Sullivan

•     Philadelphia, PA     •     Cherry Hill, NJ     •     Wilmington, DE     •     Berwyn, PA     •     West Chester, PA     •

A LIMITED LIABILITY PARTNERSHIP FORMED IN PENNSYLVANIA

LOUIS A. PETRONI – NEW JERSEY RESPONSIBLE PARTNER